DAMAGES PROVISION (Tables)	12 Months Ended
Dec. 31, 2017
DAMAGE PROVISION
Schedule of damage provisions

	December 31, 2017	December 31, 2016	December 31, 2015
Initial damages	$—	$70,000,000	$—
Enhanced damages	—	21,000,000	—
Pre-judgment interest	—	20,675,154	—
Accrued post-judgment interest	—	105,942	—

	$—	$111,781,096	$—